IMPAIRMENT OF UNPROVED PROPERTY	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
NOTE 6 - IMPAIRMENT OF UNPROVED PROPERTY

The Company reviewed the status of its asset which is an unimproved oil property under lease. From this review the Company determined it does not have the adequate resources combined with the present market price of oil to develop it into a producing property. As of September 30, 2017, the Company elected to impair the asset and reduce its value to zero. The Company had impairment expense of $0 for the year ended September 30, 2018 and $45,042 in 2017, respectively.